Financial assets and liabilities, Financial debt, Trust Certificates (Details) - MXN ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 21, 2017	Dec. 31, 2016	Jul. 29, 2010
Financial debt [Abstract]
Percentage of shares transferred	100.00%
TMM DM [Member]
Financial debt [Abstract]
Percentage of shares transferred		85.00%
Trust Certificates [Member]
Financial debt [Abstract]
Trust Certificates original amount	$ 10,500,000		$ 10,500,000	$ 10,500,000
Trust certificates par value (in pesos per share)				$ 100
Maturity date	August 15, 2030
Variable rate basis				2.45%
Trust Certificates [Member] | Maximum [Member]
Financial debt [Abstract]
Term of debt	30 days